9. Borrowed Funds (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Long-term advances	[1]	$ 3,550,000	$ 1,550,000
Short-term advances		0	30,000,000
Advances		3,550,000	31,550,000
FHLBB term advance One
Long-term advances	[1]	350,000	350,000
FHLBB term advance Two
Long-term advances	[1]	1,000,000	1,000,000
FHLBB term advance Three
Long-term advances	[1]	2,000,000	0
FHLBB term advance Four
Long-term advances	[1]	200,000	200,000
FHLBB term advance Five
Short-term advances		0	10,000,000
FHLBB term advance Six
Short-term advances		0	10,000,000
FHLBB term advance Seven
Short-term advances		$ 0	$ 10,000,000

[1]	The Company has borrowed a total of $3,550,000 and $1,550,000, respectively, at December 31, 2017 and 2016, under the FHLBB's Jobs for New England (JNE) program, a program dedicated to supporting job growth and economic development throughout New England. The FHLBB is providing a subsidy, funded by the FHLBB's earnings, to write down interest rates to zero percent on JNE advances that finance qualifying loans to small businesses. JNE advances must support lending to small businesses in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities.